Commitments and Contingencies (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Three months ending December 31, 2020	$ 226,687
2021	918,847	$ 526,185
2022	439,633	$ 305,214
2023	421,418
2024	426,495
2025	464,575
Thereafter	983,731
Total	$ 3,881,386